Trading Account Profits and Losses (Tables)	12 Months Ended
Mar. 31, 2025
Trading Account Profits And Losses [Abstract]
Net Trading Gains (Losses)
Net trading profits (losses) for the fiscal years ended March 31, 2023, 2024 and 2025 were comprised of the following:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Interest rate and other derivative contracts	¥247,144	¥(951,913)	¥(95,783)
Trading account securities, excluding derivatives	(1,028,454)	248,000	128,045
Trading account profits (losses)—net	(781,310)	(703,913)	32,262
Foreign exchange derivative contracts(1)	57,430	(410,656)	446,992
Net trading profits (losses)	¥(723,880)	¥(1,114,569)	¥479,254

Note:
(1)Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of income. Foreign exchange gains (losses) net in the accompanying consolidated statements of income are also comprised of foreign exchange losses other than derivative contracts and foreign exchange gains related to the fair value option.